NOTE - 10 DERIVATIVE LIABILITY - Schedule of Fair Value Measurement of Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.67%	0.06%	0.07%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.94%	4.73%	0.09%
Minimum [Member]
Average Term of Credit Risk Derivatives	6 months	9 months	1 month 28 days
Available-for-Sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	77.00%	83.00%	145.00%
Maximum [Member]
Average Term of Credit Risk Derivatives	8 months 12 days	1 year 5 months 26 days	1 year 2 months 4 days
Available-for-Sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	81.00%	152.00%	241.00%